Intangible Assets (Details) - Schedule of carrying amount of goodwill - Goodwill [member] - GBP (£) £ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost
At December 31, 2020		£ 22,693
Additions
Acquisition of subsidiaries		94,135	22,693
At June 30, 2021		116,828	22,693
Accumulated impairment
At December 31, 2020
Impairment loss
At June 30, 2021
Net book value
At June 30, 2021		£ 116,828	22,693
At December 31, 2020			£ 22,693